Warrants Additional Information (Detail Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lock Up Agreements [Member]
Class of warrant or right, Lock up period		July 15, 2021
Warrant [Member]
Class of warrant or right, Expiration date	Jan. 14, 2026	Jan. 14, 2026
Number of trading days determining share price	20 years	20 years
Number of days determining share price	30 years	30 years
Share price	$ 18.00	$ 18
Class of warrant or right, Conversion, Description		The Class A and Class B warrants were converted into one class of warrants on January 15, 2021